UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 February 27, 2007 to March 26, 2007

 Commission File Number of issuing entity: 333-131374-33

 Bear Stearns Asset Backed Securities I Trust 2007-AC1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131374

 Bear Stearns Asset Backed Securities I LLC
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2198747
 54-2198748
 54-2198749
 54-2198750
 54-2198751
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  C                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-2                              _____    _____    __X___    ____________
  R-3                              _____    _____    __X___    ____________
  RX                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 26, 2007 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC1, relating to the March 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 2007-AC1
 (Issuing Entity)


 EMC Mortgage Corporation
 (Master Servicer)

 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: April 9, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC1, relating to the March 26, 2007 distribution.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset-Backed Certificates



Distribution Date:       3/26/2007


Bear Stearns Asset Backed Securities
Asset-Backed Certificates
Series 2007-AC1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
         A-1                07389XAA1       03/23/2007              6.25000%      350,928,908.26            1,827,754.73
         A-2                07389XAB9       03/23/2007              6.25000%       21,455,212.12              111,745.90
         A-3                07389XAC7       03/23/2007              6.05000%       44,350,000.00              223,597.92
          X                 07389XAD5       03/23/2007              0.20000%                0.00                7,391.67
         M-1                07389XAE3       03/23/2007              5.64000%       10,255,000.00               44,985.27
         M-2                07389XAF0       03/23/2007              5.72000%        3,190,000.00               14,191.96
         M-3                07389XAG8       03/23/2007              5.76000%        2,279,000.00               10,209.92
         M-4                07389XAH6       03/23/2007              5.80000%        2,279,000.00               10,280.82
         B-1                07389XAJ2       03/23/2007              6.32000%        2,279,000.00               11,202.55
         B-2                07389XAK9       03/23/2007              6.82000%        2,279,000.00               12,088.83
         B-3                07389XAL7       03/23/2007              7.12000%        2,279,000.00               12,620.60
         B-4                07389XAM5       02/28/2007              7.12000%        3,646,000.00               20,190.74
          C                 07389XAS2       02/28/2007              0.00000%        4,101,977.59              328,465.63
          P                 07389XAR4       02/28/2007              0.00000%              100.00                1,340.54
         R-1                07389XAN3       02/28/2007              0.00000%                0.00                    0.00
         R-2                07389XAP8       02/28/2007              0.00000%                0.00                    0.00
         R-3                07389XAT0       02/28/2007              0.00000%                0.00                    0.00
         RX                 07389XAQ6       02/28/2007              0.00000%                0.00                    0.00

Totals                                                                            449,322,197.97            2,636,067.08


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
        A-1               4,674,568.00               0.00     346,254,340.26      6,502,322.73               0.00
        A-2                 285,795.34               0.00      21,169,416.78        397,541.24               0.00
        A-3                       0.00               0.00      44,350,000.00        223,597.92               0.00
         X                        0.00               0.00               0.00          7,391.67               0.00
        M-1                       0.00               0.00      10,255,000.00         44,985.27               0.00
        M-2                       0.00               0.00       3,190,000.00         14,191.96               0.00
        M-3                       0.00               0.00       2,279,000.00         10,209.92               0.00
        M-4                       0.00               0.00       2,279,000.00         10,280.82               0.00
        B-1                       0.00               0.00       2,279,000.00         11,202.55               0.00
        B-2                       0.00               0.00       2,279,000.00         12,088.83               0.00
        B-3                       0.00               0.00       2,279,000.00         12,620.60               0.00
        B-4                       0.00               0.00       3,646,000.00         20,190.74               0.00
         C                        0.00               0.00       4,101,977.59        328,465.63               0.00
         P                        0.00               0.00             100.00          1,340.54               0.00
        R-1                       0.00               0.00               0.00              0.00               0.00
        R-2                       0.00               0.00               0.00              0.00               0.00
        R-3                       0.00               0.00               0.00              0.00               0.00
        RX                        0.00               0.00               0.00              0.00               0.00

Totals                    4,960,363.34               0.00     444,361,834.63      7,596,430.42               0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
        A-1             357,010,000.00     350,928,908.26             0.00        4,674,568.00            0.00            0.00
        A-2              21,827,000.00      21,455,212.12             0.00          285,795.34            0.00            0.00
        A-3              44,350,000.00      44,350,000.00             0.00                0.00            0.00            0.00
         X                        0.00               0.00             0.00                0.00            0.00            0.00
        M-1              10,255,000.00      10,255,000.00             0.00                0.00            0.00            0.00
        M-2               3,190,000.00       3,190,000.00             0.00                0.00            0.00            0.00
        M-3               2,279,000.00       2,279,000.00             0.00                0.00            0.00            0.00
        M-4               2,279,000.00       2,279,000.00             0.00                0.00            0.00            0.00
        B-1               2,279,000.00       2,279,000.00             0.00                0.00            0.00            0.00
        B-2               2,279,000.00       2,279,000.00             0.00                0.00            0.00            0.00
        B-3               2,279,000.00       2,279,000.00             0.00                0.00            0.00            0.00
        B-4               3,646,000.00       3,646,000.00             0.00                0.00            0.00            0.00
         C                4,102,287.84       4,101,977.59             0.00                0.00            0.00            0.00
         P                      100.00             100.00             0.00                0.00            0.00            0.00
        R-1                       0.00               0.00             0.00                0.00            0.00            0.00
        R-2                       0.00               0.00             0.00                0.00            0.00            0.00
        R-3                       0.00               0.00             0.00                0.00            0.00            0.00
         RX                       0.00               0.00             0.00                0.00            0.00            0.00

Totals                  455,775,387.84     449,322,197.97             0.00        4,960,363.34            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         A-1                 4,674,568.00     346,254,340.26        0.96987295        4,674,568.00
         A-2                   285,795.34      21,169,416.78        0.96987295          285,795.34
         A-3                         0.00      44,350,000.00        1.00000000                0.00
          X                          0.00               0.00        0.00000000                0.00
         M-1                         0.00      10,255,000.00        1.00000000                0.00
         M-2                         0.00       3,190,000.00        1.00000000                0.00
         M-3                         0.00       2,279,000.00        1.00000000                0.00
         M-4                         0.00       2,279,000.00        1.00000000                0.00
         B-1                         0.00       2,279,000.00        1.00000000                0.00
         B-2                         0.00       2,279,000.00        1.00000000                0.00
         B-3                         0.00       2,279,000.00        1.00000000                0.00
         B-4                         0.00       3,646,000.00        1.00000000                0.00
          C                          0.00       4,101,977.59        0.99992437                0.00
          P                          0.00             100.00        1.00000000                0.00
         R-1                         0.00               0.00        0.00000000                0.00
         R-2                         0.00               0.00        0.00000000                0.00
         R-3                         0.00               0.00        0.00000000                0.00
          RX                         0.00               0.00        0.00000000                0.00

Totals                       4,960,363.34     444,361,834.63        0.97495794        4,960,363.34



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
        A-1           357,010,000.00           982.96660671            0.00000000           13.09366124          0.00000000
        A-2            21,827,000.00           982.96660650            0.00000000           13.09366106          0.00000000
        A-3            44,350,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
         X                      0.00             0.00000000            0.00000000            0.00000000          0.00000000
        M-1            10,255,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-2             3,190,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-3             2,279,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-4             2,279,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-1             2,279,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-2             2,279,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-3             2,279,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-4             3,646,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
         C              4,102,287.84           999.92437147            0.00000000            0.00000000          0.00000000
         P                    100.00          1000.00000000            0.00000000            0.00000000          0.00000000
        R-1                     0.00             0.00000000            0.00000000            0.00000000          0.00000000
        R-2                     0.00             0.00000000            0.00000000            0.00000000          0.00000000
        R-3                     0.00             0.00000000            0.00000000            0.00000000          0.00000000
         RX                     0.00             0.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
        A-1               0.00000000            13.09366124          969.87294546             0.96987295         13.09366124
        A-2               0.00000000            13.09366106          969.87294543             0.96987295         13.09366106
        A-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
         X                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
        M-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-4               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-4               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
         C                0.00000000             0.00000000          999.92437147             0.99992437          0.00000000
         P                0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        R-1               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
        R-2               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
        R-3               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
         RX               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
         A-1         02/01/07 - 02/28/07     30           6.25000%     350,928,908.26        1,827,754.73                   0.00
         A-2         02/01/07 - 02/28/07     30           6.25000%      21,455,212.12          111,745.90                   0.00
         A-3         02/01/07 - 02/28/07     30           6.05000%      44,350,000.00          223,597.92                   0.00
          X          02/01/07 - 02/28/07     30           0.20000%      44,350,000.00            7,391.67                   0.00
         M-1         02/26/07 - 03/25/07     28           5.64000%      10,255,000.00           44,985.27                   0.00
         M-2         02/26/07 - 03/25/07     28           5.72000%       3,190,000.00           14,191.96                   0.00
         M-3         02/26/07 - 03/25/07     28           5.76000%       2,279,000.00           10,209.92                   0.00
         M-4         02/26/07 - 03/25/07     28           5.80000%       2,279,000.00           10,280.82                   0.00
         B-1         02/26/07 - 03/25/07     28           6.32000%       2,279,000.00           11,202.55                   0.00
         B-2         02/26/07 - 03/25/07     28           6.82000%       2,279,000.00           12,088.83                   0.00
         B-3         02/26/07 - 03/25/07     28           7.12000%       2,279,000.00           12,620.60                   0.00
         B-4         02/26/07 - 03/25/07     28           7.12000%       3,646,000.00           20,190.74                   0.00
          C                          N/A     N/A          0.00000%     449,322,097.97                0.00                   0.00
          P                          N/A     N/A          0.00000%             100.00                0.00                   0.00
         R-1                         N/A     N/A          0.00000%               0.00                0.00                   0.00
         R-2                         N/A     N/A          0.00000%               0.00                0.00                   0.00
         R-3                         N/A     N/A          0.00000%               0.00                0.00                   0.00
         RX                          N/A     N/A          0.00000%               0.00                0.00                   0.00

Totals                                                                                       2,306,260.91                   0.00



                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
         A-1                      0.00               0.00       1,827,754.73               0.00           346,254,340.26
         A-2                      0.00               0.00         111,745.90               0.00            21,169,416.78
         A-3                      0.00               0.00         223,597.92               0.00            44,350,000.00
          X                       0.00               0.00           7,391.67               0.00            44,350,000.00
         M-1                      0.00               0.00          44,985.27               0.00            10,255,000.00
         M-2                      0.00               0.00          14,191.96               0.00             3,190,000.00
         M-3                      0.00               0.00          10,209.92               0.00             2,279,000.00
         M-4                      0.00               0.00          10,280.82               0.00             2,279,000.00
         B-1                      0.00               0.00          11,202.55               0.00             2,279,000.00
         B-2                      0.00               0.00          12,088.83               0.00             2,279,000.00
         B-3                      0.00               0.00          12,620.60               0.00             2,279,000.00
         B-4                      0.00               0.00          20,190.74               0.00             3,646,000.00
          C                       0.00               0.00         328,465.63               0.00           444,361,734.63
          P                       0.00               0.00           1,340.54               0.00                   100.00
         R-1                      0.00               0.00               0.00               0.00                     0.00
         R-2                      0.00               0.00               0.00               0.00                     0.00
         R-3                      0.00               0.00               0.00               0.00                     0.00
         RX                       0.00               0.00               0.00               0.00                     0.00

Totals                            0.00               0.00       2,636,067.08               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
        A-1             357,010,000.00         6.25000%            982.96660671             5.11961774           0.00000000
        A-2              21,827,000.00         6.25000%            982.96660650             5.11961790           0.00000000
        A-3              44,350,000.00         6.05000%           1000.00000000             5.04166674           0.00000000
         X                        0.00         0.20000%           1000.00000000             0.16666674           0.00000000
        M-1              10,255,000.00         5.64000%           1000.00000000             4.38666699           0.00000000
        M-2               3,190,000.00         5.72000%           1000.00000000             4.44889028           0.00000000
        M-3               2,279,000.00         5.76000%           1000.00000000             4.48000000           0.00000000
        M-4               2,279,000.00         5.80000%           1000.00000000             4.51111014           0.00000000
        B-1               2,279,000.00         6.32000%           1000.00000000             4.91555507           0.00000000
        B-2               2,279,000.00         6.82000%           1000.00000000             5.30444493           0.00000000
        B-3               2,279,000.00         7.12000%           1000.00000000             5.53777973           0.00000000
        B-4               3,646,000.00         7.12000%           1000.00000000             5.53777839           0.00000000
         C                4,102,287.84         0.00000%         109529.63699641             0.00000000           0.00000000
         P                      100.00         0.00000%           1000.00000000             0.00000000           0.00000000
        R-1                       0.00         0.00000%              0.00000000             0.00000000           0.00000000
        R-2                       0.00         0.00000%              0.00000000             0.00000000           0.00000000
        R-3                       0.00         0.00000%              0.00000000             0.00000000           0.00000000
         RX                       0.00         0.00000%              0.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
        A-1               0.00000000             0.00000000            5.11961774             0.00000000          969.87294546
        A-2               0.00000000             0.00000000            5.11961790             0.00000000          969.87294543
        A-3               0.00000000             0.00000000            5.04166674             0.00000000         1000.00000000
         X                0.00000000             0.00000000            0.16666674             0.00000000         1000.00000000
        M-1               0.00000000             0.00000000            4.38666699             0.00000000         1000.00000000
        M-2               0.00000000             0.00000000            4.44889028             0.00000000         1000.00000000
        M-3               0.00000000             0.00000000            4.48000000             0.00000000         1000.00000000
        M-4               0.00000000             0.00000000            4.51111014             0.00000000         1000.00000000
        B-1               0.00000000             0.00000000            4.91555507             0.00000000         1000.00000000
        B-2               0.00000000             0.00000000            5.30444493             0.00000000         1000.00000000
        B-3               0.00000000             0.00000000            5.53777973             0.00000000         1000.00000000
        B-4               0.00000000             0.00000000            5.53777839             0.00000000         1000.00000000
         C                0.00000000             0.00000000           80.06888907             0.00000000       108320.46700799
         P                0.00000000             0.00000000        13405.40000000             0.00000000         1000.00000000
        R-1               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
        R-2               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
        R-3               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
        RX                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                7,545,282.55
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   175,115.66
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                  1,340.54
Total Deposits                                                                                         7,721,738.75

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           125,308.33
     Payment of Interest and Principal                                                                 7,596,430.42
Total Withdrawals (Pool Distribution Amount)                                                           7,721,738.75

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     93,608.77
Lender Paid Mortgage Insurance**                                                         27,206.34
Securities Administrator Fee - Wells Fargo Bank NA                                        4,493.22
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               125,308.33

*Servicer Payees include: EMC MORTGAGE CORPORATION

NOTE: **Lender Paid Mortgage Insurance Payees include: GE Capital, Mortgage Guaranty, PMI, Radian
Guaranty, Republic MIC, Triad Guaranty, United Guaranty.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                                      Reserve Fund*            5,000.00                0.00              0.00           5,000.00
                        Class P Certificate Account              100.00                0.00              0.00             100.00

NOTE: * For the benefit of Holders of Bear Stearns Asset Backed Securities I LLC, Asset-Backed Certificates, Series
2007-AC1, Class A-1, Class A-2, Class A-3, Class M-1, Class M-2, Class M-3, Class M-4, Class B-1, Class B-2, Class B-3,
Class B-4 and Class C


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                               Mixed Fixed
 Weighted Average Coupon Rate                                            7.371197
 Weighted Average Net Rate                                               7.121197
 Weighted Average Pass-Through Rate                                      7.036538
 Weighted Average Remaining Term                                              357
 Principal And Interest Constant                                     2,979,967.80
 Beginning Loan Count                                                       1,951
 Loans Paid in Full                                                            19
 Ending Loan Count                                                          1,932
 Beginning Scheduled Balance                                       449,322,097.97
 Ending Scheduled Balance                                          444,361,734.63
 Actual Ending Collateral Balance                                  444,548,504.32
 Scheduled Principal                                                   219,932.89
 Unscheduled Principal                                               4,740,430.45
 Scheduled Interest                                                  2,760,034.91
 Servicing Fees                                                         93,608.77
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                              31,699.56
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,634,726.58
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                          1,340.54
 Prepayment Penalty Paid Count                                                  1
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Class A-1 and A-2 Net Rate Cap                                                  7.036538%
Class A-3 Net Rate Cap                                                          6.836538%
Class M and B Net Rate Cap                                                      7.539147%
Clas A-1 Limited by Net Rate Cap?                                                      NO
Clas A-2 Limited by Net Rate Cap?                                                      NO
Clas A-3 Limited by Net Rate Cap?                                                      NO
Clas B-1 Limited by Net Rate Cap?                                                      NO
Clas B-2 Limited by Net Rate Cap?                                                      NO
Clas B-3 Limited by Net Rate Cap?                                                      NO
Clas B-4 Limited by Net Rate Cap?                                                      NO
Clas M-1 Limited by Net Rate Cap?                                                      NO
Clas M-2 Limited by Net Rate Cap?                                                      NO
Clas M-3 Limited by Net Rate Cap?                                                      NO
Clas M-4 Limited by Net Rate Cap?                                                      NO


                                   Structural Reporting
Three-Month Rolling Delinquency Average                                         0.000000%
Current Specified Enhancement Percentage                                        7.333660%
Excess Spread                                                                  329,806.17
Extra Principal Distribution Amount                                                  0.00
Overcollateralization Amount                                                 4,101,977.59
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Release Amount                                                 0.00
Overcollateralization Target Amount                                          4,101,977.59


                                 Trigger Event Reporting
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.600000%
     Calculated Value                                                           0.000000%
Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            3.589826%
     Calculated Value                                                           0.534924%
Trigger Event
     Trigger Result                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      28                  0                    0                   0                    28
             8,118,017.84        0.00                 0.00                0.00                 8,118,017.84

60 Days      11                  0                    0                   0                    11
             2,376,995.98        0.00                 0.00                0.00                 2,376,995.98

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       39                  0                    0                   0                    39
             10,495,013.82       0.00                 0.00                0.00                 10,495,013.82

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      1.449275%           0.000000%            0.000000%           0.000000%            1.449275%
             1.826894%           0.000000%            0.000000%           0.000000%            1.826894%

60 Days      0.569358%           0.000000%            0.000000%           0.000000%            0.569358%
             0.534924%           0.000000%            0.000000%           0.000000%            0.534924%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       2.018634%           0.000000%            0.000000%           0.000000%            2.018634%
             2.361818%           0.000000%            0.000000%           0.000000%            2.361818%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     175,115.66






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  19       4,724,595.00       4,716,862.31          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        25,756.89


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0015956717            NC              80.00       01-Nov-2006        172,748.00        172,031.67
       Summary               0015986730            VA              85.00       01-Nov-2006        153,000.00        152,410.71
       Summary               0016057580            MI              80.00       01-Nov-2006        140,000.00        139,569.89
       Summary               0016061566            TN              80.00       01-Oct-2006        128,000.00        128,000.00
       Summary               0016082158            WI              79.95       01-Nov-2006         70,200.00         69,936.23
       Summary               0016091597            MI              75.00       01-Nov-2006         80,250.00         80,003.48
       Summary               0016092868            TX              90.00       01-Dec-2006        153,000.00        152,644.04
       Summary               0016109167            NC              70.00       01-Nov-2006         67,027.00         67,027.00
       Summary               0016139172            MD             100.00       01-Jan-2007        423,250.00        422,325.13
       Summary               0017874264            CA              52.63       01-Dec-2006        999,950.00        996,477.08
       Summary               0017877200            TX              80.00       01-Dec-2006         50,080.00         49,940.80
       Summary               0017899857            NC              80.00       01-Nov-2006        143,300.00        142,761.49
       Summary               0017904699            NJ              89.93       01-Jan-2007        247,690.00        247,092.25
       Summary               0017906637            GA              43.37       01-Sep-2006         52,000.00         51,724.76
       Summary               0017922816            DC              80.00       01-Nov-2006        440,000.00        438,848.09
       Summary               0017981606            LA              80.00       01-Dec-2006        424,000.00        424,000.00
       Summary               0018004531            CA              62.59       01-Jan-2007        184,000.00        183,780.94
       Summary               0018028944            NM              99.99       01-Nov-2006        158,500.00        158,500.00
       Summary               0018044552            AZ              80.00       01-Jan-2007        637,600.00        637,600.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0015956717       Loan Paid in Full          (1)             7.000%             360               4
       Summary              0015986730       Loan Paid in Full          (1)             7.375%             360               4
       Summary              0016057580       Loan Paid in Full           0              8.500%             360               4
       Summary              0016061566       Loan Paid in Full           0              8.000%             360               5
       Summary              0016082158       Loan Paid in Full           0              7.500%             360               4
       Summary              0016091597       Loan Paid in Full          (1)             8.500%             360               4
       Summary              0016092868       Loan Paid in Full           0              8.750%             360               3
       Summary              0016109167       Loan Paid in Full           0              8.125%             360               4
       Summary              0016139172       Loan Paid in Full           0              7.625%             360               2
       Summary              0017874264       Loan Paid in Full           0              6.750%             360               3
       Summary              0017877200       Loan Paid in Full          (1)             7.875%             360               3
       Summary              0017899857       Loan Paid in Full           0              7.500%             360               4
       Summary              0017904699       Loan Paid in Full          (1)             7.125%             360               2
       Summary              0017906637       Loan Paid in Full          (1)             7.500%             360               6
       Summary              0017922816       Loan Paid in Full          (1)             7.750%             360               4
       Summary              0017981606       Loan Paid in Full           0              7.500%             360               3
       Summary              0018004531       Loan Paid in Full           0              6.875%             360               2
       Summary              0018028944       Loan Paid in Full           0              8.250%             360               4
       Summary              0018044552       Loan Paid in Full           0              7.250%             360               2


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       1             67,027.00               1,340.54                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0016109167      02/01/2007         67,027.00            1,340.54               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.056%       Current Month             11.956%        Current Month               1,966.173%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007      15.233%           N/A                          Feb-2007   3,732.084%           N/A
         Mar-2007      11.956%           N/A                          Mar-2007   1,966.173%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.250             0                0.00            0.000
     5.250    5.499             0                0.00            0.000
     5.500    5.749             1          228,239.42            0.051
     5.750    5.999             6        1,444,019.52            0.325
     6.000    6.249             8        2,654,589.88            0.597
     6.250    6.499            69       20,112,587.07            4.526
     6.500    6.749           143       43,718,897.31            9.839
     6.750    6.999           259       71,976,436.92           16.198
     7.000    7.249           177       48,939,904.03           11.014
     7.250    7.499           269       67,718,105.06           15.239
     7.500    7.749           293       66,359,263.17           14.934
     7.750    7.999           222       41,320,238.27            9.299
     8.000    8.249           134       24,134,408.14            5.431
     8.250    8.499            95       16,340,754.75            3.677
     8.500    8.749            93       13,723,862.51            3.088
     8.750    8.999           100       16,033,537.74            3.608
     9.000    9.249            15        1,828,186.08            0.411
     9.250    9.499            16        3,081,212.36            0.693
     9.500    9.749            14        2,322,234.98            0.523
     9.750    9.999            10        1,696,283.71            0.382
    10.000   10.249             6          467,505.47            0.105
    10.250   10.499             0                0.00            0.000
    10.500   10.749             1          174,564.72            0.039
    10.750   10.999             1           86,903.52            0.020
 >= 11.000                      0                0.00            0.000
              Total         1,932      444,361,734.63          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
January 30, 2007.

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in February 2007.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

Record Date
With respect to any Distribution Date and the Certificates (other than the Class C, Class P and Residual Certificates), so long as such Classes of Certificates are Book-Entry Certificates, the Business Day preceding such Distribution
Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Class C, Class P Certificates and Residual Certificates, so
long as such Classes of Certificates remain non Book-Entry Certificates, the close of business on the last Business
Day of the month preceding the month in which such Distribution Date occurs.

Remittance Date
Shall mean (i) with respect to the Company, the 18th day of any month or if such 18th day is not a Business Day, the first Business Day immediately preceding such 18th day, and (ii) with respect to the related Servicer, the date specified in the related Servicing Agreement.

LIBOR Business Day
Shall mean a day on which banks are open for dealing in foreign currency and exchange in London and New York City.

LIBOR Certificates
Any of the Class M Certificates and Class B Certificates.

One-Month LIBOR
With respect to any Interest Accrual Period and the LIBOR Certificates, the rate determined by the Securities
Administrator on the related Interest Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen Page 3750 as of 11:00 a.m. (London time) on such Interest Determination
Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Securities Administrator), One-Month LIBOR for the applicable Interest Accrual
Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank Rate is available, One-Month LIBOR shall be One-Month LIBOR applicable to the preceding
Interest Accrual Period. The establishment of One-Month LIBOR on each Interest Determination Date by the Securities
Administrator and the Securities Administrator's calculation of the rate of interest applicable to the LIBOR Certificates for the related Interest Accrual Period shall, in the absence of manifest error, be final and binding.  One-Month
LIBOR for the Class M Certificates and Class B Certificates and any Interest Accrual Period shall be calculated as described above.

Interest Accrual Period
With respect to the Certificates (other than the Class A, Class X, Class C, Class P Certificates and the Residual
Certificates) and any Distribution Date, the period from and including the 25th day of the calendar month preceding the month in which such Distribution Date occurs (or with respect to the Class M Certificates and Class B Certificates and the first Interest Accrual Period, the Closing Date) to and including the 24th day of the calendar month in which such Distribution Date occurs. The Class R Certificates and Class P Certificates are not entitled to distributions of interest and do not have an Interest Accrual Period. With respect to the Class A, Class X, Class C Certificates and the Class C Interest and any Distribution Date, the calendar month immediately preceding such Distribution
Date. All calculations of interest on the Class A, Class X and Class C Certificates and the Class C Interest will be made on the basis of a 360-day year consisting of twelve 30-day months.  All calculations of interest on the
Class M Certificates and Class B Certificates will be made on the basis of the actual number of days elapsed in the related Interest Accrual Period.

